Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000243995 | Australian Dollar/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000243995 | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000243995 | Gold
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000243995 | Silver
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000243995 | Russell 2000 Index
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000243995 | Japanese Yen/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000243995 | UK Sterling/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000243995 | Crude Oil
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000243995 | Euro-STOXX
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000243995 | Euro-BUND
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000243995 | Stocks
Holdings [Line Items]
Percent of Total Investments	42.20%
C000243995 | Commodities
Holdings [Line Items]
Percent of Total Investments	24.80%
C000243995 | Currencies
Holdings [Line Items]
Percent of Total Investments	20.20%
C000243995 | Bonds and Rates
Holdings [Line Items]
Percent of Total Investments	12.80%
C000243995 | FR_TSR_Top10_GOLD
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000243995 | FR_TSR_Top10_SILVER
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000243995 | FR_TSR_Top10_CRUDE
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000243995 | FR_TSR_Top10_COPPER
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000243995 | FR_TSR_Top10_AUD
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000243995 | FR_TSR_Top10_YEN
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000243995 | FR_TSR_Top10_GBP
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000243995 | FR_TSR_Top10_EUR
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000243995 | FR_TSR_Top10_NZD
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000243995 | FR_TSR_Top10_S&P500
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000243995 | FR_TSR_Top10_RUSSELL2000
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000243995 | FR_TSR_Top10_EUROSTOXX
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000243995 | FR_TSR_Top10_NASDAQ100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000243995 | FR_TSR_Top10_FTSE100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000243995 | FR_TSR_Top10_EUROBUND
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000243995 | FR_TSR_Top10_USTREAS
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000243995 | FR_TSR_Top10_EUROBOBL
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000243995 | FR_TSR_Top10_GILTS
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000247981 | Hudbay Minerals, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.30%
C000247981 | Teck Resources Ltd.__
Holdings [Line Items]
Percent of Total Investments	4.20%
C000247981 | Equinox Gold Corp.__
Holdings [Line Items]
Percent of Total Investments	3.80%
C000247981 | Kinross Gold Corp.__
Holdings [Line Items]
Percent of Total Investments	3.80%
C000247981 | Anglogold Ashanti PLC__
Holdings [Line Items]
Percent of Total Investments	3.70%
C000247981 | Range Resources Corp.__
Holdings [Line Items]
Percent of Total Investments	3.50%
C000247981 | Bunge Global SA__
Holdings [Line Items]
Percent of Total Investments	3.10%
C000247981 | ArcelorMittal SA__
Holdings [Line Items]
Percent of Total Investments	3.00%
C000247981 | Antero Resources Corp.__
Holdings [Line Items]
Percent of Total Investments	3.00%
C000247981 | Methanex Corp.__
Holdings [Line Items]
Percent of Total Investments	2.90%
C000247981 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000247981 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000247981 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000247981 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000247981 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	55.60%
C000247981 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000247981 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000257150 | U.S. Treasury Inflation-Indexed Notes_0.375_7/15/2027_FR_9128282L3
Holdings [Line Items]
Percent of Total Investments	13.20%
C000257150 | U.S. Treasury Inflation-Indexed Notes_0.125_4/15/2027_FR_91282CEJ6
Holdings [Line Items]
Percent of Total Investments	13.10%
C000257150 | U.S. Treasury Inflation-Indexed Notes_0.125_4/15/2026_FR_91282CCA7
Holdings [Line Items]
Percent of Total Investments	12.60%
C000257150 | U.S. Treasury Inflation-Indexed Notes_0.125_7/15/2026_FR_912828S50
Holdings [Line Items]
Percent of Total Investments	12.50%
C000257150 | U.S. Treasury Inflation-Indexed Notes_0.125_10/15/2026_FR_91282CDC2
Holdings [Line Items]
Percent of Total Investments	12.50%
C000257150 | U.S. Treasury Inflation-Indexed Notes_1.625_10/15/2027_FR_91282CFR7
Holdings [Line Items]
Percent of Total Investments	12.40%
C000257150 | U.S. Treasury Inflation-Indexed Notes_0.375_1/15/2027_FR_912828V49
Holdings [Line Items]
Percent of Total Investments	11.50%
C000257150 | U.S. Treasury Inflation-Indexed Notes_0.500_1/15/2028_FR_9128283R9
Holdings [Line Items]
Percent of Total Investments	10.00%
C000257150 | Swap_2.415_1/16/2031_FR_99S2C5NC3
Holdings [Line Items]
Percent of Total Investments	0.30%
C000257150 | 2-Year Interest Rate Swap_5.220_1/13/2027_FR_AEII58553
Holdings [Line Items]
Percent of Total Investments	0.10%
C000257150 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000257150 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000257150 | Inflation Swap
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000257150 | Interest Rate Swaptions
Holdings [Line Items]
Percent of Net Asset Value	0.10%